REPOSITIONING AND OTHER CHARGES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee
Net Repositioning And Other Charges [Line Items]
Charges	$ 342	$ 420	$ 331
Restructuring and related cost, incurred cost	$ 286	$ 364	$ 318
Number of employees severed | employee	5,854	4,345	6,432
Other (Income) Expense	$ (840)	$ (366)	$ (1,378)
Cost of products and services sold	22,995	22,347	22,061
Selling, general and administrative expenses	5,127	5,214	4,798
Foreign currency transaction gain (loss), before tax	(9)	(48)	(25)
Other charges	4	(342)	(100)
Russia And Ukraine Conflict
Net Repositioning And Other Charges [Line Items]
Other (Income) Expense		295
Cost of products and services sold		65
Foreign currency transaction gain (loss), before tax		(45)
Russia And Ukraine Conflict | Other (income) expense
Net Repositioning And Other Charges [Line Items]
Tax valuation allowance adjustment		(2)
Severance
Net Repositioning And Other Charges [Line Items]
Charges	162	122	80
Restructuring and related cost, incurred cost	162	122	80
Asset impairments
Net Repositioning And Other Charges [Line Items]
Charges	41	176	117
Restructuring and related cost, incurred cost	41	176	117
Exit costs
Net Repositioning And Other Charges [Line Items]
Charges	139	122	134
Restructuring and related cost, incurred cost	139	122	134
Restructuring and related cost, cost incurred to date	62	63	45
Reserve adjustments
Net Repositioning And Other Charges [Line Items]
Restructuring and related cost, incurred cost	$ (56)	(56)	(13)
COVID-19 Related
Net Repositioning And Other Charges [Line Items]
Other charges		41	$ 105
Contract Adjustments, Impairment Of Other Assets And Employee Severance | Russia And Ukraine Conflict
Net Repositioning And Other Charges [Line Items]
Selling, general and administrative expenses		$ (185)